Expense Example {- Floating Rate High Income Portfolio} - 02.28 VIP Floating Rate High Income Portfolio Initial PRO-09 - Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio-Initial VIP
Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894